Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.0%
Mobileye Global, Inc., Class A *(a)	938,638	15,510,993

Capital Goods 5.1%
A.O. Smith Corp.	189,437	12,749,110
Caterpillar, Inc.	52,565	19,524,743
CNH Industrial NV	670,153	8,631,571
Fastenal Co.	122,982	9,007,202
Lockheed Martin Corp.	6,580	3,046,211
Parker-Hannifin Corp.	12,337	8,722,876
Rockwell Automation, Inc.	49,912	13,896,998
		75,578,711

Commercial & Professional Services 2.3%
Republic Services, Inc., Class A	80,544	17,467,577
Rollins, Inc.	334,978	16,581,411
		34,048,988

Consumer Discretionary Distribution & Retail 7.9%
Amazon.com, Inc. *	394,176	93,687,752
TJX Cos., Inc.	198,528	24,774,309
		118,462,061

Consumer Services 1.0%
McDonald's Corp.	50,040	14,446,548

Consumer Staples Distribution & Retail 1.4%
Walmart, Inc.	218,272	21,425,580

Energy 4.1%
EOG Resources, Inc.	161,844	20,358,357
Exxon Mobil Corp.	377,413	40,319,031
		60,677,388

Equity Real Estate Investment Trusts (REITs) 0.5%
Public Storage	26,907	8,031,201

Financial Services 11.7%
CME Group, Inc.	41,495	9,814,397
Fidelity National Information Services, Inc.	630,979	51,405,859
Morgan Stanley	123,592	17,108,841
PayPal Holdings, Inc. *	563,877	49,948,225
Visa, Inc., Class A	134,673	46,031,231
		174,308,553

Food, Beverage & Tobacco 0.8%
Constellation Brands, Inc., Class A	64,084	11,586,387

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 6.3%
Becton Dickinson & Co.	71,434	17,687,058
Boston Scientific Corp. *	185,329	18,970,277
Dexcom, Inc. *	197,154	17,118,882
Intuitive Surgical, Inc. *	71,540	40,912,295
		94,688,512

Household & Personal Products 1.8%
Kenvue, Inc.	794,004	16,904,345
L'Oreal SA, Sponsored ADR	141,090	10,423,729
		27,328,074

Insurance 2.3%
Marsh & McLennan Cos., Inc.	34,710	7,527,905
Progressive Corp.	111,528	27,484,960
		35,012,865

Materials 1.1%
Linde PLC	38,378	17,121,193

Media & Entertainment 10.4%
Alphabet, Inc., Class A	397,231	81,043,069
Meta Platforms, Inc., Class A	107,340	73,976,581
		155,019,650

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Eli Lilly & Co.	42,701	34,633,927
Johnson & Johnson	188,067	28,614,394
Merck & Co., Inc.	205,401	20,297,727
Thermo Fisher Scientific, Inc.	45,948	27,465,417
Zoetis, Inc.	61,886	10,576,317
		121,587,782

Semiconductors & Semiconductor Equipment 10.9%
ASML Holding NV NY Registry Shares	20,750	15,340,682
Broadcom, Inc.	226,000	50,007,020
NVIDIA Corp.	813,380	97,662,537
		163,010,239

Software & Services 14.3%
Accenture PLC, Class A	37,155	14,302,817
Microsoft Corp.	315,528	130,963,052
Oracle Corp.	100,754	17,134,225
Palo Alto Networks, Inc. *	110,906	20,453,285
Salesforce, Inc.	90,494	30,921,800
		213,775,179

Technology Hardware & Equipment 6.1%
Apple, Inc.	387,826	91,526,936

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.2%
Uber Technologies, Inc. *	267,745	17,898,753

Utilities 1.6%
WEC Energy Group, Inc.	235,695	23,395,086
Total Common Stocks (Cost $792,128,963)		1,494,440,679

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (b)	9,315,895	9,315,895
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (b)(c)	8,674,825	8,674,825
		17,990,720
Total Short-Term Investments (Cost $17,990,720)		17,990,720
Total Investments in Securities (Cost $810,119,683)		1,512,431,399

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,558,298.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,494,440,679	$—	$—	$1,494,440,679
Short-Term Investments[1]	17,990,720	—	—	17,990,720
Total	$1,512,431,399	$—	$—	$1,512,431,399

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Banks 8.4%
Bank of America Corp.	250,000	11,575,000
JPMorgan Chase & Co.	110,000	29,403,000
Truist Financial Corp.	90,000	4,285,800
		45,263,800

Capital Goods 9.9%
Caterpillar, Inc.	10,000	3,714,400
CNH Industrial NV	200,000	2,576,000
Fastenal Co.	62,000	4,540,880
General Dynamics Corp.	15,000	3,854,700
Illinois Tool Works, Inc.	18,500	4,794,460
Lockheed Martin Corp.	27,000	12,499,650
Parker-Hannifin Corp.	13,000	9,191,650
Rockwell Automation, Inc.	9,750	2,714,692
RTX Corp.	43,000	5,544,850
Watsco, Inc.	8,000	3,828,720
		53,260,002

Consumer Discretionary Distribution & Retail 5.3%
Genuine Parts Co.	35,000	4,068,750
Home Depot, Inc.	30,150	12,421,197
TJX Cos., Inc.	95,000	11,855,050
		28,344,997

Consumer Services 2.1%
McDonald's Corp.	39,000	11,259,300

Consumer Staples Distribution & Retail 3.4%
Walmart, Inc.	185,000	18,159,600

Energy 7.5%
Chevron Corp.	100,000	14,919,000
Exxon Mobil Corp.	165,000	17,626,950
Kinder Morgan, Inc.	290,000	7,969,200
		40,515,150

Equity Real Estate Investment Trusts (REITs) 2.3%
Lamar Advertising Co., Class A	40,000	5,056,800
Public Storage	25,000	7,462,000
		12,518,800

Financial Services 11.0%
Blackrock, Inc.	14,000	15,057,000
Fidelity National Information Services, Inc.	155,000	12,627,850
Morgan Stanley	165,000	22,840,950
Visa, Inc., Class A	25,000	8,545,000
		59,070,800

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 7.2%
Altria Group, Inc.	85,000	4,439,550
Coca-Cola Co.	245,000	15,552,600
Constellation Brands, Inc., Class A	15,000	2,712,000
Philip Morris International, Inc.	123,000	16,014,600
		38,718,750

Health Care Equipment & Services 6.6%
Abbott Laboratories	72,000	9,210,960
Becton Dickinson & Co.	19,000	4,704,400
CVS Health Corp.	50,000	2,824,000
Medtronic PLC	85,000	7,719,700
UnitedHealth Group, Inc.	20,000	10,849,800
		35,308,860

Household & Personal Products 3.6%
Kenvue, Inc.	280,000	5,961,200
Procter & Gamble Co.	82,000	13,611,180
		19,572,380

Insurance 3.3%
Allstate Corp.	40,000	7,693,200
Cincinnati Financial Corp.	30,000	4,111,500
Progressive Corp.	25,000	6,161,000
		17,965,700

Materials 0.8%
PPG Industries, Inc.	35,000	4,038,300

Media & Entertainment 2.0%
Comcast Corp., Class A	260,000	8,751,600
Omnicom Group, Inc.	20,000	1,735,800
		10,487,400

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	60,000	11,034,000
Johnson & Johnson	72,310	11,001,967
Merck & Co., Inc.	30,000	2,964,600
Pfizer, Inc.	170,000	4,508,400
		29,508,967

Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	70,000	15,488,900
Texas Instruments, Inc.	22,000	4,061,420
		19,550,320

Software & Services 6.8%
Accenture PLC, Class A	20,000	7,699,000
International Business Machines Corp.	55,000	14,063,500
Microsoft Corp.	36,000	14,942,160
		36,704,660

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 2.8%
Apple, Inc.	26,000	6,136,000
Cisco Systems, Inc.	150,000	9,090,000
		15,226,000

Telecommunication Services 2.0%
Verizon Communications, Inc.	275,000	10,832,250

Transportation 0.5%
United Parcel Service, Inc., Class B	21,500	2,455,945

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 4.8%
Duke Energy Corp.	127,500	14,278,725
Eversource Energy	80,000	4,614,400
NextEra Energy, Inc.	100,000	7,156,000
		26,049,125
Total Common Stocks (Cost $357,588,082)		534,811,106
Total Investments in Securities (Cost $357,588,082)		534,811,106

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$534,811,106	$—	$—	$534,811,106
Total	$534,811,106	$—	$—	$534,811,106

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.4% OF NET ASSETS

Automobiles & Components 3.4%
Tesla, Inc. *	42,749	17,296,245

Capital Goods 4.4%
Caterpillar, Inc.	11,998	4,456,537
Fastenal Co.	38,044	2,786,342
Parker-Hannifin Corp.	10,673	7,546,345
Quanta Services, Inc.	9,885	3,040,725
Vertiv Holdings Co., Class A	41,403	4,844,979
		22,674,928

Commercial & Professional Services 0.7%
Republic Services, Inc., Class A	17,758	3,851,177

Consumer Discretionary Distribution & Retail 9.0%
Amazon.com, Inc. *	131,419	31,235,668
Home Depot, Inc.	12,073	4,973,835
O'Reilly Automotive, Inc. *	2,926	3,787,473
TJX Cos., Inc.	48,942	6,107,472
		46,104,448

Consumer Services 2.2%
Airbnb, Inc., Class A *	7,440	975,905
Booking Holdings, Inc.	955	4,524,370
Chipotle Mexican Grill, Inc., Class A *	46,410	2,708,023
DoorDash, Inc., Class A *	5,208	983,427
McDonald's Corp.	7,377	2,129,740
		11,321,465

Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	7,253	7,107,070
Walmart, Inc.	38,958	3,824,117
		10,931,187

Energy 0.4%
EOG Resources, Inc.	14,768	1,857,667

Financial Services 5.3%
American Express Co.	9,660	3,066,567
Blackrock, Inc.	2,062	2,217,681
Blackstone, Inc.	12,491	2,212,281
Interactive Brokers Group, Inc., Class A	12,956	2,817,153
Mastercard, Inc., Class A	14,854	8,250,357
Visa, Inc., Class A	24,440	8,353,592
		26,917,631

Food, Beverage & Tobacco 0.9%
Philip Morris International, Inc.	34,383	4,476,667

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 2.6%
Boston Scientific Corp. *	53,695	5,496,220
Intuitive Surgical, Inc. *	13,548	7,747,830
		13,244,050

Insurance 1.5%
Arthur J Gallagher & Co.	13,345	4,027,788
Progressive Corp.	14,442	3,559,086
		7,586,874

Media & Entertainment 13.1%
Alphabet, Inc., Class A	143,465	29,269,729
Meta Platforms, Inc., Class A	42,692	29,422,473
Netflix, Inc. *	8,854	8,648,233
		67,340,435

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Eli Lilly & Co.	18,561	15,054,456
Thermo Fisher Scientific, Inc.	10,575	6,321,206
Vertex Pharmaceuticals, Inc. *	10,944	5,052,626
		26,428,288

Semiconductors & Semiconductor Equipment 15.5%
Advanced Micro Devices, Inc. *	35,376	4,101,847
Applied Materials, Inc.	18,225	3,286,879
ASML Holding NV NY Registry Shares	3,573	2,641,555
Broadcom, Inc.	99,786	22,079,648
KLA Corp.	2,590	1,912,042
Lam Research Corp.	23,719	1,922,425
NVIDIA Corp.	322,560	38,729,779
QUALCOMM, Inc.	28,069	4,853,972
		79,528,147

Software & Services 20.0%
Accenture PLC, Class A	16,552	6,371,692
Adobe, Inc. *	7,716	3,375,364
Crowdstrike Holdings, Inc., Class A *	3,848	1,531,773
Datadog, Inc., Class A *	6,990	997,543
Gartner, Inc. *	10,548	5,725,771
International Business Machines Corp.	27,001	6,904,156
Intuit, Inc.	4,573	2,750,705
Microsoft Corp.	99,364	41,242,022
Oracle Corp.	34,209	5,817,583
Palantir Technologies, Inc., Class A *	18,428	1,520,126
Palo Alto Networks, Inc. *	41,199	7,597,920
Salesforce, Inc.	26,140	8,932,038
ServiceNow, Inc. *	6,680	6,802,778
Synopsys, Inc. *	5,560	2,921,669
		102,491,140

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 10.4%
Amphenol Corp., Class A	36,702	2,597,768
Apple, Inc.	186,176	43,937,536
Arista Networks, Inc. *	57,793	6,659,487
		53,194,791

Transportation 0.7%
Uber Technologies, Inc. *	52,644	3,519,251
Total Common Stocks (Cost $218,545,109)		498,764,391

INVESTMENT COMPANIES 1.0% OF NET ASSETS

Equity Funds 1.0%
Invesco QQQ Trust	9,674	5,052,633
Total Investment Companies (Cost $4,607,088)		5,052,633
Total Investments in Securities (Cost $223,152,197)		503,817,024

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	20	6,067,250	(61,481)

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$498,764,391	$—	$—	$498,764,391
Investment Companies[1]	5,052,633	—	—	5,052,633
Liabilities
Futures Contracts[2]	(61,481)	—	—	(61,481)
Total	$503,755,543	$—	$—	$503,755,543

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.0% OF NET ASSETS

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	682,162	3,567,707
Dana, Inc.	42,333	674,788
Dorman Products, Inc. *	10,152	1,332,755
Modine Manufacturing Co. *	10,434	1,058,529
		6,633,779

Banks 10.6%
Amalgamated Financial Corp.	128,475	4,488,917
Ameris Bancorp	109,777	7,206,860
Associated Banc-Corp.	35,595	894,858
Axos Financial, Inc. *	35,570	2,487,410
BankUnited, Inc.	121,719	5,003,868
Berkshire Hills Bancorp, Inc.	10,477	308,129
Customers Bancorp, Inc. *	42,151	2,401,764
CVB Financial Corp.	29,320	611,029
Enterprise Financial Services Corp.	23,858	1,427,663
FB Financial Corp.	43,207	2,281,762
Hancock Whitney Corp.	122,770	7,334,280
Hanmi Financial Corp.	16,256	390,469
Home BancShares, Inc.	34,681	1,047,019
HomeTrust Bancshares, Inc.	25,527	938,628
Hope Bancorp, Inc.	302,794	3,530,578
Independent Bank Corp.	14,070	944,941
International Bancshares Corp.	66,341	4,371,208
Mercantile Bank Corp.	48,880	2,385,833
Nicolet Bankshares, Inc.	15,548	1,743,397
OceanFirst Financial Corp.	214,552	3,853,354
Provident Financial Services, Inc.	119,871	2,226,004
QCR Holdings, Inc.	7,061	549,063
Renasant Corp.	40,467	1,573,357
Republic Bancorp, Inc., Class A	10,166	665,365
Southern Missouri Bancorp, Inc.	13,076	773,838
SouthState Corp.	9,507	1,003,844
Trustmark Corp.	90,998	3,412,425
UMB Financial Corp.	16,595	1,956,551
Univest Financial Corp.	5,223	158,727
WaFd, Inc.	20,412	605,828
Westamerica BanCorp	11,195	579,453
		67,156,422

Capital Goods 12.9%
AAR Corp. *	1,417	96,016
Allient, Inc.	30,379	765,855
Applied Industrial Technologies, Inc.	18,077	4,700,562
Array Technologies, Inc. *	28,440	208,465
Atkore, Inc.	31,161	2,537,752
Atmus Filtration Technologies, Inc.	73,899	3,090,456
Beacon Roofing Supply, Inc. *	7,916	936,779
Blue Bird Corp. *	50,777	1,808,677
Boise Cascade Co.	6,360	802,378
Comfort Systems USA, Inc.	9,530	4,162,227
Ducommun, Inc. *	23,628	1,615,683
EMCOR Group, Inc.	14,622	6,551,533
EnerSys	39,744	3,857,950
SECURITY	NUMBER OF SHARES	VALUE ($)
Federal Signal Corp.	48,267	4,745,129
Fluor Corp. *	4,308	207,689
FTAI Aviation Ltd.	10,528	1,058,380
Griffon Corp.	39,151	2,966,471
Herc Holdings, Inc.	19,885	4,055,745
Hyster-Yale, Inc.	17,911	956,806
IES Holdings, Inc. *	12,315	2,725,063
Leonardo DRS, Inc. *	54,623	1,919,998
Masterbrand, Inc. *	26,951	466,791
Moog, Inc., Class A	24,193	4,394,900
MRC Global, Inc. *	119,061	1,747,815
Mueller Industries, Inc.	9,034	711,428
Mueller Water Products, Inc., Class A	147,373	3,389,579
NEXTracker, Inc., Class A *	71,242	3,592,022
Powell Industries, Inc.	8,201	1,966,436
Preformed Line Products Co.	9,869	1,484,692
Primoris Services Corp.	40,274	3,091,835
Proto Labs, Inc. *	13,393	558,890
Resideo Technologies, Inc. *	73,239	1,649,342
REV Group, Inc.	10,987	381,249
SPX Technologies, Inc. *	5,550	824,286
Sterling Infrastructure, Inc. *	20,655	2,941,685
Thermon Group Holdings, Inc. *	125,057	3,461,578
Tutor Perini Corp. *	12,361	297,776
V2X, Inc. *	25,906	1,350,480
		82,080,398

Commercial & Professional Services 3.0%
Cimpress PLC *	43,872	2,916,611
Conduent, Inc. *	33,886	134,189
Deluxe Corp.	33,489	776,610
HNI Corp.	10,933	545,010
Huron Consulting Group, Inc. *	7,064	895,574
IBEX Holdings Ltd. *	50,906	1,120,441
Interface, Inc., Class A	122,820	3,041,023
Legalzoom.com, Inc. *	280,985	2,526,055
Liquidity Services, Inc. *	13,962	483,783
Maximus, Inc.	34,598	2,604,883
Pitney Bowes, Inc.	90,314	804,698
Pursuit Attractions & Hospitality, Inc. *	12,945	511,328
Upwork, Inc. *	56,209	885,854
Verra Mobility Corp., Class A *	49,324	1,301,660
Willdan Group, Inc. *	6,754	238,720
		18,786,439

Consumer Discretionary Distribution & Retail 2.8%
Abercrombie & Fitch Co., Class A *	30,347	3,622,825
American Eagle Outfitters, Inc.	135,598	2,188,552
Build-A-Bear Workshop, Inc.	30,908	1,308,645
Carvana Co., Class A *	1,589	393,246
J Jill, Inc.	75,394	2,059,764
Sally Beauty Holdings, Inc. *	200,339	2,177,685
Signet Jewelers Ltd.	5,585	330,799
Upbound Group, Inc.	56,726	1,664,341
Urban Outfitters, Inc. *	50,854	2,818,328
Victoria's Secret & Co. *	36,320	1,320,595
		17,884,780

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 2.9%
Funko, Inc., Class A *	186,710	2,613,940
G-III Apparel Group Ltd. *	9,360	292,219
Green Brick Partners, Inc. *	11,961	723,282
Hovnanian Enterprises, Inc., Class A *	4,383	580,265
Installed Building Products, Inc.	7,077	1,407,191
Kontoor Brands, Inc.	40,733	3,741,326
M/I Homes, Inc. *	27,968	3,518,374
Taylor Morrison Home Corp., Class A *	12,541	808,393
Tri Pointe Homes, Inc. *	119,890	4,419,146
		18,104,136

Consumer Services 3.5%
Adtalem Global Education, Inc. *	3,138	336,174
Brinker International, Inc. *	45,543	8,287,460
Cheesecake Factory, Inc.	16,161	907,440
Frontdoor, Inc. *	88,877	5,321,955
Light & Wonder, Inc. *	25,690	2,258,408
Monarch Casino & Resort, Inc.	16,018	1,366,976
Red Rock Resorts, Inc., Class A	18,171	891,287
Rush Street Interactive, Inc. *	176,948	2,579,902
		21,949,602

Consumer Staples Distribution & Retail 0.9%
Sprouts Farmers Market, Inc. *	36,520	5,782,577

Energy 4.1%
Archrock, Inc.	65,045	1,827,114
Berry Corp.	441,210	1,923,675
Bristow Group, Inc. *	47,191	1,574,764
Helix Energy Solutions Group, Inc. *	187,146	1,500,911
Matador Resources Co.	39,715	2,303,470
Oceaneering International, Inc. *	80,421	1,998,462
Peabody Energy Corp.	33,285	604,123
Riley Exploration Permian, Inc.	44,933	1,489,529
Scorpio Tankers, Inc.	55,019	2,620,005
SM Energy Co.	90,520	3,436,139
Teekay Corp. Ltd.	181,060	1,292,768
Teekay Tankers Ltd., Class A	6,909	289,625
TETRA Technologies, Inc. *	86,908	360,668
Tidewater, Inc. *	51,353	2,830,064
Weatherford International PLC	35,665	2,245,112
		26,296,429

Equity Real Estate Investment Trusts (REITs) 4.8%
Alexander & Baldwin, Inc.	256,443	4,577,508
American Assets Trust, Inc.	270,098	6,557,979
COPT Defense Properties	86,676	2,551,741
Empire State Realty Trust, Inc., Class A	441,727	4,222,910
Gladstone Commercial Corp.	118,866	1,926,818
Innovative Industrial Properties, Inc.	10,050	720,384
Kite Realty Group Trust	46,250	1,070,687
LTC Properties, Inc.	13,922	478,917
National Health Investors, Inc.	45,422	3,093,692
Orion Office REIT, Inc.	82,415	333,781
Piedmont Office Realty Trust, Inc., Class A	131,398	1,148,419
Sabra Health Care REIT, Inc.	143,370	2,395,713
SL Green Realty Corp.	19,943	1,343,959
		30,422,508

Financial Services 6.4%
Bread Financial Holdings, Inc.	29,994	1,899,520
Dave, Inc. *	6,996	670,357
SECURITY	NUMBER OF SHARES	VALUE ($)
Enact Holdings, Inc.	146,784	4,958,363
Enova International, Inc. *	60,502	6,795,585
Essent Group Ltd.	24,198	1,409,533
EVERTEC, Inc.	14,317	464,873
Jackson Financial, Inc., Class A	70,440	6,638,266
Mr. Cooper Group, Inc. *	23,824	2,473,169
NCR Atleos Corp. *	22,534	717,933
NMI Holdings, Inc., Class A *	100,850	3,894,827
Pagseguro Digital Ltd., Class A *	185,982	1,385,566
Paysafe Ltd. *	26,174	507,776
Regional Management Corp.	26,207	937,949
StepStone Group, Inc., Class A	14,303	916,536
Stifel Financial Corp.	5,326	617,017
StoneCo Ltd., Class A *	62,021	568,733
StoneX Group, Inc. *	10,101	1,106,262
Victory Capital Holdings, Inc., Class A	31,055	2,055,220
Virtus Investment Partners, Inc.	14,219	2,836,690
		40,854,175

Food, Beverage & Tobacco 1.8%
Cal-Maine Foods, Inc.	16,369	1,766,215
Coca-Cola Consolidated, Inc.	416	568,930
Dole PLC	33,804	460,410
National Beverage Corp.	56,672	2,383,058
Primo Brands Corp.	14,205	459,816
Simply Good Foods Co. *	14,197	539,486
Turning Point Brands, Inc.	68,335	4,355,673
Vital Farms, Inc. *	12,536	550,017
		11,083,605

Health Care Equipment & Services 3.3%
Axogen, Inc. *	55,924	1,018,376
Bioventus, Inc., Class A *	138,515	1,479,340
Castle Biosciences, Inc. *	30,543	863,451
Cerus Corp. *	270,093	505,074
Embecta Corp.	32,086	575,302
HealthEquity, Inc. *	7,398	816,887
Hims & Hers Health, Inc. *	67,289	2,508,534
Lantheus Holdings, Inc. *	22,944	2,122,549
LivaNova PLC *	33,387	1,667,681
Merit Medical Systems, Inc. *	3,427	373,132
Novocure Ltd. *	54,071	1,325,821
OmniAb, Inc., Class A *(a)	5,508	0
OmniAb, Inc., Class B *(a)	5,508	0
Option Care Health, Inc. *	16,824	520,198
Orthofix Medical, Inc. *	31,233	572,501
Owens & Minor, Inc. *	55,171	785,635
Pediatrix Medical Group, Inc. *	51,732	723,213
Phreesia, Inc. *	59,482	1,692,858
Select Medical Holdings Corp.	8,217	161,628
Tactile Systems Technology, Inc. *	60,197	1,054,049
Tenet Healthcare Corp. *	8,781	1,237,155
UFP Technologies, Inc. *	1,898	521,305
Zimvie, Inc. *	34,262	474,186
		20,998,875

Household & Personal Products 0.2%
Honest Co., Inc. *	117,811	755,169
Nature's Sunshine Products, Inc. *	34,041	473,510
WD-40 Co.	882	207,226
		1,435,905

Insurance 0.7%
CNO Financial Group, Inc.	79,648	3,181,141
Genworth Financial, Inc., Class A *	89,050	643,831

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hamilton Insurance Group Ltd., Class B *	31,608	604,661
Heritage Insurance Holdings, Inc. *	25,855	284,664
		4,714,297

Materials 3.4%
Alpha Metallurgical Resources, Inc. *	4,155	761,071
Avient Corp.	11,760	504,504
Cabot Corp.	12,971	1,121,602
Carpenter Technology Corp.	11,888	2,295,097
Century Aluminum Co. *	35,176	643,017
Constellium SE, Class A *	240,319	2,386,368
Hecla Mining Co.	492,257	2,796,020
Mativ Holdings, Inc.	81,454	777,886
Minerals Technologies, Inc.	47,368	3,632,652
Perimeter Solutions, Inc. *	160,542	2,006,775
Rayonier Advanced Materials, Inc. *	197,712	1,581,696
SunCoke Energy, Inc.	74,401	698,626
U.S. Lime & Minerals, Inc.	14,687	1,624,089
Worthington Steel, Inc.	20,366	591,632
		21,421,035

Media & Entertainment 2.0%
Cargurus, Inc. *	21,965	861,028
Cars.com, Inc. *	92,117	1,650,737
Cinemark Holdings, Inc. *	25,416	727,660
EverQuote, Inc., Class A *	102,309	2,066,642
EW Scripps Co., Class A *	43,160	81,141
Gaia, Inc., Class A *	44,500	250,090
Gannett Co., Inc. *	273,608	1,236,708
MediaAlpha, Inc., Class A *	58,494	666,247
Playtika Holding Corp.	312,115	2,237,864
Thryv Holdings, Inc. *	126,901	2,222,036
Yelp, Inc., Class A *	19,898	794,726
		12,794,879

Pharmaceuticals, Biotechnology & Life Sciences 14.2%
ACADIA Pharmaceuticals, Inc. *	172,248	3,214,148
ADMA Biologics, Inc. *	203,468	3,286,008
Alkermes PLC *	116,714	3,679,992
Amicus Therapeutics, Inc. *	300,656	2,880,284
Amneal Pharmaceuticals, Inc. *	343,326	2,835,873
ANI Pharmaceuticals, Inc. *	8,394	492,224
Anika Therapeutics, Inc. *	31,735	541,399
Arcellx, Inc. *	9,739	663,518
Arcus Biosciences, Inc. *	101,920	1,314,768
Ardelyx, Inc. *	58,688	314,568
Aurinia Pharmaceuticals, Inc. *	339,484	2,698,898
Avidity Biosciences, Inc. *	11,287	371,681
Axsome Therapeutics, Inc. *	2,390	254,439
Beam Therapeutics, Inc. *	39,950	1,035,504
BioCryst Pharmaceuticals, Inc. *	256,636	2,027,424
BioLife Solutions, Inc. *	15,457	422,053
Blueprint Medicines Corp. *	51,304	5,773,239
Bridgebio Pharma, Inc. *	20,266	693,300
CareDx, Inc. *	75,430	1,757,519
Catalyst Pharmaceuticals, Inc. *	182,279	4,112,214
Collegium Pharmaceutical, Inc. *	44,790	1,438,655
Corcept Therapeutics, Inc. *	45,790	3,064,267
Cytek Biosciences, Inc. *	120,830	622,274
Edgewise Therapeutics, Inc. *	7,772	217,771
Fulcrum Therapeutics, Inc. *	136,609	540,972
Halozyme Therapeutics, Inc. *	92,353	5,230,874
Harmony Biosciences Holdings, Inc. *	113,641	4,405,862
Harvard Bioscience, Inc. *	126,539	216,382
Ironwood Pharmaceuticals, Inc., Class A *	163,187	381,858
Janux Therapeutics, Inc. *	13,401	582,675
SECURITY	NUMBER OF SHARES	VALUE ($)
Kiniksa Pharmaceuticals International PLC *	67,105	1,315,258
Krystal Biotech, Inc. *	11,906	1,901,864
Medpace Holdings, Inc. *	12,941	4,518,350
Mesa Laboratories, Inc.	12,292	1,692,485
MiMedx Group, Inc. *	371,379	3,230,997
Myriad Genetics, Inc. *	129,434	1,639,929
Novavax, Inc. *	45,414	394,648
Nurix Therapeutics, Inc. *	13,262	261,394
Organogenesis Holdings, Inc., Class A *	330,106	1,214,790
Pacira BioSciences, Inc. *	41,989	1,105,570
Phibro Animal Health Corp., Class A	105,238	2,295,241
Prestige Consumer Healthcare, Inc. *	3,611	277,216
Protagonist Therapeutics, Inc. *	46,332	1,751,350
PTC Therapeutics, Inc. *	47,025	2,157,507
Rigel Pharmaceuticals, Inc. *	28,677	620,857
SIGA Technologies, Inc.	120,623	721,326
Summit Therapeutics, Inc. *	9,017	193,866
Supernus Pharmaceuticals, Inc. *	82,484	3,164,911
TG Therapeutics, Inc. *	43,620	1,382,754
Travere Therapeutics, Inc. *	15,936	326,051
Vanda Pharmaceuticals, Inc. *	61,492	271,180
Vaxcyte, Inc. *	10,108	892,739
Veracyte, Inc. *	76,929	3,498,731
		89,899,657

Real Estate Management & Development 0.7%
Compass, Inc., Class A *	113,665	824,071
Cushman & Wakefield PLC *	67,139	925,847
Real Brokerage, Inc. *	223,449	1,144,059
St. Joe Co.	26,713	1,284,895
		4,178,872

Semiconductors & Semiconductor Equipment 2.3%
Ambarella, Inc. *	5,097	391,042
Amkor Technology, Inc.	76,534	1,883,502
Axcelis Technologies, Inc. *	14,221	967,028
FormFactor, Inc. *	24,126	966,246
Impinj, Inc. *	16,818	2,134,036
Onto Innovation, Inc. *	7,084	1,450,520
Penguin Solutions, Inc. *	48,021	973,866
Photronics, Inc. *	57,091	1,312,522
Semtech Corp. *	60,935	4,080,207
Veeco Instruments, Inc. *	20,976	532,371
		14,691,340

Software & Services 6.7%
8x8, Inc. *	293,287	821,204
ACI Worldwide, Inc. *	47,932	2,566,759
Alarm.com Holdings, Inc. *	11,792	715,421
Alkami Technology, Inc. *	80,137	2,787,966
Appfolio, Inc., Class A *	15,875	3,713,321
Asana, Inc., Class A *	24,975	532,967
BlackLine, Inc. *	11,765	751,195
Blend Labs, Inc., Class A *	181,573	699,056
Box, Inc., Class A *	26,106	871,679
Clear Secure, Inc., Class A	84,679	2,004,352
Clearwater Analytics Holdings, Inc., Class A *	75,653	2,130,388
Commvault Systems, Inc. *	3,782	602,321
Couchbase, Inc. *	15,094	267,768
DigitalOcean Holdings, Inc. *	26,949	1,117,845
eGain Corp. *	167,268	1,020,335
Hackett Group, Inc.	62,037	1,915,703
Intapp, Inc. *	20,205	1,440,414
Life360, Inc. *	18,905	864,337
Olo, Inc., Class A *	97,306	718,118

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OneSpan, Inc.	35,388	680,865
PROS Holdings, Inc. *	98,357	2,323,192
Q2 Holdings, Inc. *	20,066	1,909,681
Rimini Street, Inc. *	297,878	857,889
RingCentral, Inc., Class A *	60,264	2,098,392
SEMrush Holdings, Inc., Class A *	20,795	362,665
Sprout Social, Inc., Class A *	68,244	2,229,532
SPS Commerce, Inc. *	2,314	427,350
Unisys Corp. *	184,427	1,228,284
Verint Systems, Inc. *	42,303	1,073,650
Weave Communications, Inc. *	118,407	1,932,402
Xperi, Inc. *	1,220	11,004
Yext, Inc. *	93,607	615,934
Zeta Global Holdings Corp., Class A *	68,898	1,264,278
		42,556,267

Technology Hardware & Equipment 4.2%
ADTRAN Holdings, Inc. *	55,885	579,527
Arlo Technologies, Inc. *	141,219	1,653,674
Badger Meter, Inc.	35,423	7,577,334
Bel Fuse, Inc., Class B	1,743	141,357
CommScope Holding Co., Inc. *	147,139	743,052
Daktronics, Inc. *	96,758	1,587,799
Extreme Networks, Inc. *	26,655	421,416
Fabrinet *	16,503	3,568,114
FARO Technologies, Inc. *	64,570	2,048,160
Itron, Inc. *	15,512	1,665,368
Knowles Corp. *	74,153	1,403,716
Napco Security Technologies, Inc.	78,848	2,893,722
NetScout Systems, Inc. *	42,527	1,013,844
Plexus Corp. *	3,906	553,519
TTM Technologies, Inc. *	11,735	288,564
Xerox Holdings Corp.	58,491	499,513
		26,638,679

Telecommunication Services 0.6%
Bandwidth, Inc., Class A *	86,075	1,529,553
IDT Corp., Class B	4,606	217,311
Lumen Technologies, Inc. *	316,643	1,564,216
Telephone & Data Systems, Inc.	21,748	768,792
		4,079,872

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 2.6%
ArcBest Corp.	9,069	867,087
Costamare, Inc.	193,651	2,257,971
Genco Shipping & Trading Ltd.	52,036	752,440
Golden Ocean Group Ltd.	74,150	685,887
Matson, Inc.	32,322	4,584,876
SkyWest, Inc. *	61,988	7,495,589
		16,643,850

Utilities 1.4%
Avista Corp.	17,443	638,763
Clearway Energy, Inc., Class A	48,501	1,189,730
Otter Tail Corp.	14,104	1,086,572
Portland General Electric Co.	7,366	303,037
Southwest Gas Holdings, Inc.	64,755	4,835,903
Spire, Inc.	9,705	688,667
		8,742,672
Total Common Stocks (Cost $524,485,550)		615,831,050
Total Investments in Securities (Cost $524,485,550)		615,831,050

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/21/25	155	17,789,350	(238,280)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$594,832,175	$—	$—	$594,832,175
Health Care Equipment & Services	20,998,875	—	0 *	20,998,875
Liabilities
Futures Contracts[2]	(238,280)	—	—	(238,280)
Total	$615,592,770	$—	$0	$615,592,770

*	Level 3 amount shown includes securities determined to have no value at January 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Australia 0.2%
CSL Ltd.	9,584	1,654,608

China 0.2%
Hansoh Pharmaceutical Group Co. Ltd.	420,000	966,608
Livzon Pharmaceutical Group, Inc., H Shares	120,000	405,806
		1,372,414

Denmark 2.8%
ALK-Abello AS *	60,649	1,365,688
Genmab AS *	5,191	1,020,327
Novo Nordisk AS, Class B	208,733	17,622,201
		20,008,216

Finland 0.2%
Orion OYJ, B Shares	31,245	1,696,527

France 0.8%
BioMerieux	5,104	619,473
EssilorLuxottica SA	5,413	1,485,645
Ipsen SA	17,993	2,221,082
Sanofi SA	13,179	1,432,321
		5,758,521

Hong Kong 0.2%
United Laboratories International Holdings Ltd.	884,000	1,314,138

Ireland 4.3%
Jazz Pharmaceuticals PLC *	64,492	8,020,870
Medtronic PLC	255,659	23,218,950
		31,239,820

Italy 0.3%
Recordati Industria Chimica e Farmaceutica SpA	35,927	2,183,073

Japan 3.4%
Daiichi Sankyo Co. Ltd.	158,100	4,407,892
Hoya Corp.	98,600	13,240,584
Otsuka Holdings Co. Ltd.	17,100	892,914
Santen Pharmaceutical Co. Ltd.	517,000	5,202,478
Sysmex Corp.	45,000	860,191
		24,604,059

Netherlands 0.6%
Qiagen NV *	105,381	4,704,213

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 1.4%
Classys, Inc. *	61,910	2,293,214
Hanmi Pharm Co. Ltd.	10,584	1,768,052
Hugel, Inc. *	10,000	1,624,489
Samsung Biologics Co. Ltd. *	5,872	4,342,907
		10,028,662

Switzerland 5.9%
Alcon AG	56,265	5,134,397
Novartis AG	247,890	25,948,322
Roche Holding AG	37,580	11,814,089
		42,896,808

United Kingdom 4.0%
AstraZeneca PLC	96,733	13,578,949
ConvaTec Group PLC	304,501	928,406
GSK PLC	753,696	13,129,065
LivaNova PLC *	21,822	1,090,009
		28,726,429

United States 75.5%
Abbott Laboratories	182,051	23,289,784
AbbVie, Inc.	179,634	33,034,692
Addus HomeCare Corp. *	11,237	1,406,423
ADMA Biologics, Inc. *	195,852	3,163,010
Amgen, Inc.	83,594	23,859,399
ANI Pharmaceuticals, Inc. *	66,122	3,877,394
Beam Therapeutics, Inc. *	27,504	712,904
Becton Dickinson & Co.	82,231	20,360,396
Boston Scientific Corp. *	142,647	14,601,347
Bristol-Myers Squibb Co.	39,468	2,326,639
Cardinal Health, Inc.	18,610	2,301,313
Catalyst Pharmaceuticals, Inc. *	84,190	1,899,326
Cencora, Inc.	35,586	9,046,317
Cigna Group	62,594	18,415,781
Danaher Corp.	9,023	2,009,783
DaVita, Inc. *	29,638	5,222,216
Eli Lilly & Co.	95,696	77,617,112
Encompass Health Corp.	15,137	1,502,650
Ensign Group, Inc.	9,054	1,264,482
GE HealthCare Technologies, Inc.	74,323	6,562,721
Gilead Sciences, Inc.	279,570	27,174,204
Globus Medical, Inc., Class A *	8,057	747,045
Halozyme Therapeutics, Inc. *	106,461	6,029,951
HCA Healthcare, Inc.	16,857	5,561,293
HealthEquity, Inc. *	8,366	923,774
Intuitive Surgical, Inc. *	7,152	4,090,086
IQVIA Holdings, Inc. *	86,586	17,434,957
Johnson & Johnson	215,100	32,727,465
LeMaitre Vascular, Inc.	9,925	962,030
McKesson Corp.	13,813	8,215,282
Merck & Co., Inc.	225,542	22,288,060
Merit Medical Systems, Inc. *	92,509	10,072,380
Mettler-Toledo International, Inc. *	4,386	5,984,434
Natera, Inc. *	4,149	734,041
Neurocrine Biosciences, Inc. *	20,570	3,122,937
Prestige Consumer Healthcare, Inc. *	26,301	2,019,128

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc. *	8,711	5,862,329
Stryker Corp.	74,019	28,962,894
Teleflex, Inc.	8,301	1,496,172
Thermo Fisher Scientific, Inc.	50,108	29,952,057
Twist Bioscience Corp. *	56,509	2,959,376
United Therapeutics Corp. *	27,795	9,760,770
UnitedHealth Group, Inc.	82,042	44,506,964
Universal Health Services, Inc., Class B	9,837	1,854,865
Veracyte, Inc. *	33,361	1,517,258
Vertex Pharmaceuticals, Inc. *	42,535	19,637,559
Waters Corp. *	2,300	955,604
		548,026,604
Total Common Stocks (Cost $472,224,045)		724,214,092
Total Investments in Securities (Cost $472,224,045)		724,214,092

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$585,667,164	$—	$—	$585,667,164
Australia	—	1,654,608	—	1,654,608
China	405,806	966,608	—	1,372,414
Denmark	—	20,008,216	—	20,008,216
France	—	5,758,521	—	5,758,521
Hong Kong	—	1,314,138	—	1,314,138
Italy	—	2,183,073	—	2,183,073
Japan	—	24,604,059	—	24,604,059
Republic of Korea	—	10,028,662	—	10,028,662
Switzerland	—	42,896,808	—	42,896,808
United Kingdom	1,090,009	27,636,420	—	28,726,429
Total	$587,162,979	$137,051,113	$—	$724,214,092

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 6.7%
AGL Energy Ltd.	958,679	6,819,354
ANZ Group Holdings Ltd.	206,416	3,897,871
Aristocrat Leisure Ltd.	17,306	804,722
BHP Group Ltd.	167,183	4,105,961
Commonwealth Bank of Australia	40,263	3,973,241
Fortescue Ltd.	93,474	1,094,709
JB Hi-Fi Ltd.	105,515	6,583,222
Northern Star Resources Ltd.	435,770	4,612,068
QBE Insurance Group Ltd.	327,147	4,222,733
Technology One Ltd.	110,762	2,105,943
Telstra Group Ltd.	619,517	1,512,483
Westpac Banking Corp.	110,000	2,282,371
		42,014,678

Austria 0.2%
Erste Group Bank AG	23,066	1,418,071

Belgium 0.2%
Ageas SA	12,000	618,163
Colruyt Group NV	21,881	805,827
		1,423,990

Brazil 0.3%
Vale SA	209,700	1,943,763

Canada 0.8%
Cenovus Energy, Inc.	102,000	1,475,240
Suncor Energy, Inc.	92,600	3,474,371
		4,949,611

China 1.6%
China Hongqiao Group Ltd.	1,936,000	3,254,648
PetroChina Co. Ltd., H Shares	4,276,000	3,269,178
Tencent Holdings Ltd.	61,200	3,220,049
		9,743,875

Denmark 3.1%
Novo Nordisk AS, Class B	181,878	15,354,978
Rockwool AS, B Shares	11,992	4,246,549
		19,601,527

Finland 0.8%
Nordea Bank Abp	417,411	4,970,267

France 10.9%
AXA SA	58,061	2,202,669
BNP Paribas SA	130,500	8,914,412
Christian Dior SE	2,520	1,702,942
Cie de Saint-Gobain SA	106,658	10,001,683
SECURITY	NUMBER OF SHARES	VALUE ($)
Cie Generale des Etablissements Michelin SCA	214,489	7,459,285
Credit Agricole SA	174,194	2,622,384
Eiffage SA	41,486	3,706,230
Engie SA	103,997	1,716,770
Ipsen SA	60,657	7,487,590
La Francaise des Jeux SACA	118,219	4,492,054
LVMH Moet Hennessy Louis Vuitton SE	9,416	6,886,903
Sanofi SA	22,908	2,489,688
Schneider Electric SE	15,556	3,945,385
Societe Generale SA	127,605	4,130,579
TotalEnergies SE	15,000	868,982
		68,627,556

Germany 10.9%
Allianz SE	34,215	11,156,361
Bayer AG	43,575	975,062
Deutsche Post AG	125,677	4,524,725
Deutsche Telekom AG	384,295	12,892,697
Heidelberg Materials AG	64,867	9,127,824
Henkel AG & Co. KGaA	108,648	8,392,764
Mercedes-Benz Group AG	11,987	729,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,639	4,140,584
SAP SE	53,282	14,683,141
Vonovia SE	50,300	1,538,838
		68,161,287

Greece 0.5%
OPAP SA	191,166	3,279,316

Hong Kong 0.4%
Jardine Matheson Holdings Ltd.	63,600	2,561,841

Italy 3.0%
Buzzi SpA	9,860	403,909
Enel SpA	822,401	5,845,370
UniCredit SpA	238,777	10,965,419
Unipol Assicurazioni SpA	120,469	1,632,441
		18,847,139

Japan 19.9%
ABC-Mart, Inc.	135,200	2,821,878
Asics Corp.	24,400	543,879
Central Japan Railway Co.	54,000	1,001,526
Dai-ichi Life Holdings, Inc.	19,929	544,165
Daiichi Sankyo Co. Ltd.	53,200	1,483,237
Daiwa Securities Group, Inc.	341,000	2,468,553
Disco Corp.	1,700	492,019
Fast Retailing Co. Ltd.	10,300	3,392,378
Fujikura Ltd.	36,800	1,481,136
Hitachi Ltd.	271,000	6,813,053
Honda Motor Co. Ltd.	236,000	2,233,774
Hoya Corp.	57,603	7,735,268
Japan Exchange Group, Inc.	202,500	2,139,654

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Post Insurance Co. Ltd.	91,500	1,783,118
Japan Tobacco, Inc.	136,000	3,464,712
Kansai Electric Power Co., Inc.	106,300	1,172,784
KDDI Corp.	232,600	7,749,300
Konami Group Corp.	27,900	2,568,280
Makita Corp.	233,100	6,893,342
Mitsubishi UFJ Financial Group, Inc.	482,600	6,103,148
Nintendo Co. Ltd.	14,100	925,026
Nomura Holdings, Inc.	457,800	2,976,333
Oracle Corp. Japan	38,100	3,478,142
ORIX Corp.	438,900	9,270,807
Persol Holdings Co. Ltd.	1,249,600	1,903,807
Recruit Holdings Co. Ltd.	74,200	5,178,579
Santen Pharmaceutical Co. Ltd.	106,100	1,067,665
Sompo Holdings, Inc.	134,600	3,753,463
Sony Group Corp.	634,600	14,005,205
Sumitomo Mitsui Financial Group, Inc.	468,300	11,540,362
Tokio Marine Holdings, Inc.	108,200	3,568,798
Tokyo Electron Ltd.	24,600	4,149,623
		124,703,014

Luxembourg 0.4%
Spotify Technology SA *	4,000	2,194,200

Netherlands 5.6%
ABN AMRO Bank NV, GDR	327,559	5,494,186
ASML Holding NV	13,339	9,867,700
ING Groep NV, Series N	123,056	2,045,300
Koninklijke Ahold Delhaize NV	232,327	8,233,110
Wolters Kluwer NV	51,258	9,311,631
		34,951,927

Republic of Korea 1.3%
Kia Corp.	47,159	3,290,653
Samsung Electronics Co. Ltd.	36,000	1,285,694
SK Hynix, Inc.	27,820	3,745,395
		8,321,742

Singapore 1.3%
Yangzijiang Shipbuilding Holdings Ltd.	3,695,000	8,274,872

South Africa 0.2%
Harmony Gold Mining Co. Ltd.	82,201	935,246

Spain 4.9%
Aena SME SA	16,412	3,534,491
Banco Bilbao Vizcaya Argentaria SA	249,581	2,841,469
Banco Santander SA	1,078,329	5,525,901
Industria de Diseno Textil SA	189,883	10,306,968
International Consolidated Airlines Group SA	2,032,973	8,477,649
		30,686,478

Sweden 2.8%
Atlas Copco AB, A Shares	237,205	3,962,689
Essity AB, B Shares	82,487	2,089,046
Investor AB, B Shares	67,688	1,927,498
Telefonaktiebolaget LM Ericsson, B Shares	820,000	6,174,498
Volvo AB, B Shares	124,682	3,435,414
		17,589,145

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 10.0%
ABB Ltd.	209,959	11,432,768
Holcim AG *	101,906	10,213,421
Logitech International SA	33,212	3,287,694
Nestle SA	64,888	5,511,627
Novartis AG	145,378	15,217,698
Roche Holding AG	43,004	13,519,241
UBS Group AG	103,535	3,650,595
		62,833,044

Taiwan 1.7%
MediaTek, Inc.	92,000	3,984,246
Taiwan Semiconductor Manufacturing Co. Ltd.	184,000	6,140,648
Yang Ming Marine Transport Corp.	346,000	709,961
		10,834,855

United Kingdom 11.8%
AstraZeneca PLC	49,464	6,943,537
Barclays PLC	996,505	3,652,185
Centrica PLC	1,842,241	3,237,748
Games Workshop Group PLC	27,645	4,969,154
GSK PLC	493,053	8,588,775
Hikma Pharmaceuticals PLC	46,146	1,311,400
HSBC Holdings PLC	717,816	7,496,954
Imperial Brands PLC	256,894	8,664,429
Investec PLC	213,214	1,373,370
Marks & Spencer Group PLC	920,048	3,811,393
NatWest Group PLC	154,300	822,674
Next PLC	3,228	396,752
Rio Tinto PLC	16,021	964,815
Shell PLC	412,231	13,535,493
Unilever PLC	90,675	5,193,594
Vodafone Group PLC	3,747,086	3,192,311
		74,154,584
Total Common Stocks (Cost $499,570,372)		623,022,028

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (a)	10,203,503	10,203,503
Total Short-Term Investments (Cost $10,203,503)		10,203,503
Total Investments in Securities (Cost $509,773,875)		633,225,531

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

GDR —	Global Depositary Receipt

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$503,403,953	$—	$503,403,953
Belgium	805,827	618,163	—	1,423,990
Brazil	1,943,763	—	—	1,943,763
Canada	4,949,611	—	—	4,949,611
Luxembourg	2,194,200	—	—	2,194,200
Netherlands	8,233,110	26,718,817	—	34,951,927
United Kingdom	2,684,770	71,469,814	—	74,154,584
Short-Term Investments[1]	10,203,503	—	—	10,203,503
Total	$31,014,784	$602,210,747	$—	$633,225,531

[1]	As categorized in the Portfolio Holdings.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of January 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG87636JAN25